Research And Development Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Research and Development Expense [Abstract]
Total expenses	$ 291,749	$ 277,837	$ 267,691
Less - grants and participations	(35,957)	(34,421)	(39,680)
Research and development, net	$ 255,792	$ 243,416	$ 228,011